COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2013
Operating Leases Future Minimum Payments Due [Line Items]
2014	$ 1,464,599
2015	884,833
2016	607,045
2017	$ 390,524